Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	[1]	$ 6,984	$ 6,198
Cost of sales	[1]	6,415	5,441
Gross profit	[1]	569	757
Operating expenses:
Sales and marketing	[1]	661	603
General and administrative	[1]	3,483	2,413
Equity in loss of affiliate	[1]	76	245
Other income	[1]	(65)	(60)
Operating loss	[1]	(3,586)	(2,444)
Financial expenses (income), net	[1]	(750)	1,367
Loss before taxes	[1]	(2,836)	(3,811)
Tax expenses (income)	[1]	(94)	64
Net loss for the period	[1]	$ (2,742)	$ (3,875)
Loss per ordinary share basic (in Dollars per share)	[2]	$ (14.08)	$ (153.3)
Loss per ordinary share diluted (in Dollars per share)	[2]	$ (14.08)	$ (153.3)
Weighted-average ordinary shares used in computing net loss per share, basic (in Shares)	[2]	194,893	25,277
Weighted-average ordinary shares used in computing net loss per share, diluted (in Shares)	[2]	194,893	25,277

[1]	Except for share and per share data.
[2]	Share and per share data in these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in June 2025 and November 2024. See Note 1d.